Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2022	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Product Liability Contingency [Line Items]
Lease option to extend			option to extend the term of the lease for one five (5) year period
Credit rating description	Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for lease liabilities at inception and 8.5% for 2022 lease liabilities		Based on a synthetic credit rating of Ba3 and a term of 3.33 to six years, the IBR was determined to be 6% for leased liabilities at inception and 8.5% for 2022 leased liabilities
Revenues			$ 28,674	$ 24,100
Settlements		$ 11,250
Legal proceedings aggregate payment		$ 22,500
Loss contingency receivable			6,200
Maruho Co, Ltd. [Member]
Product Liability Contingency [Line Items]
Settlements			900
Xepi LSA [Member]
Product Liability Contingency [Line Items]
Contractual Obligation			2,000	4,000
Xepi LSA [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Revenues			25,000	$ 50,000
Maruho Co, Ltd. [Member] | December 31, 2022 [Member]
Product Liability Contingency [Line Items]
Repayments of Related Party Debt			3,600
Maruho Co, Ltd. [Member] | December 31, 2023 [Member]
Product Liability Contingency [Line Items]
Repayments of Related Party Debt			3,700
Maruho Contract Manufacturer [Member]
Product Liability Contingency [Line Items]
Repayments of Related Party Debt			7,300
Facility Leases [Member]
Product Liability Contingency [Line Items]
Security deposit			$ 100